Board of Directors	12 Months Ended
Dec. 31, 2017
Board of Directors
Board of Directors

(29) Board of Directors

Executive Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP on December 31, 2017

Bill McDermott

Chief Executive Officer

Strategy, Governance, Digital Government, Business Development, Corporate Development, Global Corporate Affairs, Corporate Audit and Global Marketing

Board of Directors, ANSYS, Inc., Canonsburg, PA, United States

Board of Directors, Under Armour, Inc., Baltimore, MD, United States

Board of Directors, Dell Secure Works, Atlanta, GA, United States

Robert Enslin

Cloud Business Group

Concur, Ariba, Fieldglass (Sales, Development, Delivery),

Customer Engagement and Commerce (CEC) and SuccessFactors (Development and Delivery),
Industry Go-to-Market

Board of Directors, Discovery Limited, Johannesburg, South Africa (from May 1, 2017)
Board of Directors, Docker, Inc., San Francisco, CA, United States (from July 17, 2017)

Adaire Fox-Martin (from May 1, 2017)

Global Customer Operations (EMEA, MEE, and Greater China)
Global Sales, Regional Field Organizations, Line of Business Solutions Sales

Christian Klein (from January 1, 2018)

Chief Operating Officer
Global Business Operations
Digital Transformation, Business Process Simplification,
IT Services, Portfolio & Pricing

Michael Kleinemeier

Digital Business Services

Global Consulting Delivery, Global and Regional Support and Premium Engagement, Maintenance Go-to-Market, Global User Groups, Mobile Services

Supervisory Board, innogy SE, Essen, Germany

Bernd Leukert

Products & Innovation

Global Development and Delivery of SAP Technology and Products, Strategic Innovation Initiatives, Design and User Experience

Supervisory Board, DFKI (Deutsches Forschungszentrum für Künstliche Intelligenz GmbH), Kaiserslautern, Germany

Supervisory Board, Bertelsmann SE & Co. KGaA, Guetersloh, Germany (from January 27, 2017)

Supervisory Board TomTom N.V., Amsterdam, the Netherlands (from September 1, 2017)

Jennifer Morgan (from May 1, 2017)

Global Customer Operations (Americas and APJ)
Global Sales, Regional Field Organizations, Line of Business Solutions Sales

Board of Directors, Bank of New York Mellon, New York, NY, United States

Luka Mucic

Chief Financial Officer

Global Finance and Administration including Investor Relations and Data Protection & Privacy

Stefan Ries

Chief Human Resources Officer, Labor Relations Director

HR Strategy, Business Transformation, Leadership Development, Talent Development

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Executive Board Members Who Left During 2017

Steve Singh (until April 30, 2017)

Supervisory Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP on December 31, 2017

Prof. Dr. h.c. mult. Hasso Plattner 2), 4), 6), 7), 8)

Chairman

Margret Klein-Magar 1), 2), 4),

Deputy Chairperson

Vice President, Head of SAP Alumni Relations

Chairperson of the Spokespersons’ Committee of Senior Managers of SAP SE

Pekka Ala-Pietilä 4), 5), 6), 7)

Chairman of the Board of Directors, Huhtamäki Oyj,
Espoo, Finland

Board of Directors, Pöyry Plc, Vantaa, Finland (until March 9, 2017)

Chairman of the Board of Directors, CVON Group Limited, London, United Kingdom (until December 19, 2017)

Board of Directors, CVON Limited, London, United Kingdom (until December 19, 2017)

Chairman of the Board of Directors, CVON Innovation Services Oy, Turku, Finland (until December 19, 2017)

Board of Directors, CVON Future Limited, London, United Kingdom (until December 19, 2017)

Chairman of the Board of Directors, BMA Platform International Ltd., London, United Kingdom (until April 18, 2017)

Chairman of the Board of Directors, Sanoma Corporation, Helsinki, Finland

Chairman of the Board of Directors, Netcompany A/S, Copenhagen, Denmark (from October 31, 2017)

Panagiotis Bissiritsas 1), 3), 4), 5)

Support Expert
Member of Works Council SAP SE

Martin Duffek 1), 3), 4), 8)

Product Manager

Aicha Evans (from July 1, 2017) 2), 4)

Senior Vice President and Chief Strategy Officer, Intel Corporation, Santa Clara, CA, United States

Prof. Anja Feldmann 4), 8)

Professor at the Electrical Engineering and Computer Science Faculty at the Technische Universität Berlin (until December 31, 2017)

Director of Max-Planck-Institut für Informatik, Saarbrücken, Germany (from January 1, 2018)

Prof. Dr. Wilhelm Haarmann 2), 5), 7), 8)

Attorney-at-Law, Certified Public Auditor, Certified Tax Advisor

Linklaters LLP, Rechtsanwälte, Notare, Steuerberater, Frankfurt am Main, Germany

Andreas Hahn 1), 2), 4)

Product Expert, IoT Standards,

Member of Works Council SAP SE

Prof. Dr. Gesche Joost 4), 8)

Professor for Design Research and Head of the Design Research Lab, University of Arts Berlin

Supervisory Board, ClearVAT Aktiengesellschaft, Berlin, Germany (until December 1, 2017)

Supervisory Board, Ottobock SE & Co. KG (in course of incorporation), Duderstadt, Germany (from October 24, 2017)

Supervisory Board, ING-DiBa AG, Frankfurt, Germany (from December 1, 2017)

Lars Lamadé 1), 2), 7), 8)

Head of Sponsorships Europe and Asia

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Bernard Liautaud 2), 4), 6)

Managing Partner Balderton Capital, London, United Kingdom

Board of Directors, nlyte Software Ltd., London, United Kingdom

Board of Directors, Talend SA, Suresnes, France

Board of Directors, Wonga Group Ltd., London, United Kingdom

Board of Directors, SCYTL Secure Electronic Voting SA, Barcelona, Spain

Board of Directors, Vestiaire Collective SA, Levallois-Perret, France

Board of Directors, Dashlane, Inc., New York, NY, United States

Board of Directors, Recorded Future, Inc., Cambridge, MA, United States

Board of Directors, eWise Group, Inc., Redwood City,
CA, United States

Board of Directors, Qubit Digital Ltd., London, United Kingdom

Board of Directors, Stanford University, Stanford,
CA, United States

Board of Directors, Opbeat Inc., San Francisco,
CA, United States (until May 22, 2017)

Board of Directors, Aircall.io, New York City, NY, United States

Board of Directors, Virtuo Technologies, Paris, France (from July 26, 2017)

Christine Regitz 1), 4), 8)

Vice President User Experience

Chief Product Expert

Dr. Erhard Schipporeit 3), 5), 7)

Independent Management Consultant

Supervisory Board, Talanx AG, Hanover, Germany

Supervisory Board, Deutsche Börse AG, Frankfurt am Main, Germany

Supervisory Board, HDI V.a.G., Hanover, Germany

Supervisory Board, Hannover Rückversicherung SE, Hanover, Germany

Supervisory Board, Fuchs Petrolub SE, Mannheim, Germany

Supervisory Board, BDO AG, Hamburg, Germany

Supervisory Board, RWE AG, Essen, Germany

Chairman of the Supervisory Board, innogy SE, Essen, Germany (from January 1, 2018)

Robert Schuschnig-Fowler 1), 5), 8)

Account Manager, Senior Support Consultant
Deputy Chairman of SAP SE Works Council Europe
Member of Works Council SAP SE

Dr. Sebastian Sick 1), 2), 5), 7)

Head of Company Law Unit, Hans Böckler Foundation

Supervisory Board, Georgsmarienhütte GmbH, Georgsmarienhütte, Germany (until June 13, 2017)

Pierre Thiollet 1), 4)

Webmaster (P&I)

Member of the SAP France Works Council

Secretary of CHSCT (Hygiene, Security and Work Conditions Committee)

Prof. Dr.-Ing. Dr.-Ing. E. h. Klaus Wucherer 3)

Managing Director of Dr. Klaus Wucherer Innovations- und Technologieberatung GmbH, Erlangen, Germany

Deputy Chairman of the Supervisory Board, HEITEC AG, Erlangen, Germany

Deputy Chairman of the Supervisory Board, LEONI AG, Nuremberg, Germany (until May 11, 2017)

Chairman of the Supervisory Board, Festo AG & Co. KG, Esslingen, Germany

Supervisory Board Members Who Left During 2017

Jim Hagemann Snabe (until June 30, 2017)

Information as at December 31, 2017

1) Elected by the employees

2) Member of the Company’s General and Compensation Committee

3) Member of the Company’s Audit Committee

4) Member of the Company’s Technology and Strategy Committee

5) Member of the Company’s Finance and Investment Committee

6) Member of the Company’s Nomination Committee

7) Member of the Company’s Special Committee

8) Member of the Company’s People and Organization Committee

Allocating the fair value of the share-based payments to the respective years they are economically linked to, the total compensation of the Executive Board members for the years 2017, 2016, and 2015 was as follows:

Executive Board Compensation

€ thousands	2017	2016	2015
Short-term employee benefits	16,634	19,206	15,137
Share-based payment1)	25,723	23,942	10,365
Subtotal1)	42,357	43,148	25,502
Post-employment benefits	1,312	2,398	1,278
Thereof defined-benefit	423	1,792	288
Thereof defined-contribution	889	606	990
Total1)	43,669	45,546	26,780
1) Portion of total executive compensation allocated to the respective year

The share-based payment amounts disclosed above for 2017 and 2016 are based on the grant date fair value of the restricted share units (RSUs) and performance share units (PSUs), respectively, issued to Executive Board members during the year under the LTI 2016 Plan, effective January 1, 2016.

The Executive Board members already received, in 2012, the LTI grants for the years 2012 to 2015 subject to continuous service as member of the Executive Board in the respective years. Although these grants are compensation for the Executive Board members in the respective years, section 314 of the German Commercial Code (HGB) required them to be included in the total compensation number for the year of grant. Upon his appointment to the Executive Board in 2015, Michael Kleinemeier received a grant related to 2015. Vesting of the LTI grants is dependent on the respective Executive Board member’s continuous service for the Company.

The share-based payment for 2015 as defined in section 314 of the German Commercial Code (HGB) amounts to €263,200 and 4,622 RSUs, respectively, based on the allocation for 2015 for Michael Kleinemeier, which was granted in 2015 in line with his appointment to the Executive Board.

Considering the grant date fair value of the RSUs allocated in 2015 instead of the economically allocated amount of share-based payments in the table above, the sum of short-term employee benefits and share-based payment amounts to €15,400,400 and the total Executive Board compensation amounts to €16,678,400.

Share-Based Payment for Executive Board Members

	2017	2016	2015
Number of RSUs granted	117,929	147,041	192,345
Number of PSUs granted	176,886	220,561	NA
Total expense in € thousands	19,068	14,233	22,310

In the table above, the share-based payment expense is the amount recorded in profit or loss under IFRS 2 (Share Based Payments) in the respective period.

The defined benefit obligation (DBO) for pensions to Executive Board members and the annual pension entitlement of the members of the Executive Board on reaching age 60 based on entitlements from performance-based and salary-linked plans were as follows:

Retirement Pension Plan for Executive Board Members

€ thousands	2017	2016	2015
DBO December 31	3,191	10,739	8,948
Annual pension entitlement	148	470	427

The total annual compensation of the Supervisory Board members is as follows:

Supervisory Board Compensation

€ thousands	2017	2016	2015
Total compensation	3,663	3,652	3,728
Thereof fixed compensation	3,135	3,135	3,250
Thereof committee remuneration	528	517	479

The Supervisory Board members do not receive any share-based payment for their services. As far as members who are employee representatives on the Supervisory Board receive share-based payment, such compensation is for their services as employees only and is unrelated to their status as members of the Supervisory Board.

Payments to/DBO for Former Executive Board Members

€ thousands	2017	2016	2015
Payments	1,997	1,667	1,580
DBO December 31	39,993	33,935	32,758

SAP did not grant any compensation advance or credit to, or enter into any commitment for the benefit of, any member of the Executive Board or Supervisory Board in 2017, 2016, or 2015.